Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income	$ 780	$ 1,000	$ 916	$ 850	$ 901	$ 928	$ 907	$ 845	$ 3,546	$ 3,580
Items not requiring (providing) cash
Amortization of ESOP and share-based compensation plans									163	147
Net change in other assets and other liabilities									4,567	4,177
Financing Activities
Dividends paid to stockholders									(2,769)	(2,540)
Net cash used in financing activities									16,253	29,667
Net Change in Cash and Cash Equivalents									2,774	(1,160)
Cash and Cash Equivalents, Beginning of Year				11,541				12,701	11,541	12,701
Cash and Cash Equivalents, End of Year	14,315				11,541				14,315	11,541
Parent Company
Operating Activities
Net income									3,546	3,580
Items not requiring (providing) cash
Equity in undistributed income of subsidiary									(3,055)	(39)
Amortization of ESOP and share-based compensation plans									443	378
Net change in other assets and other liabilities									(38)	(190)
Net cash provided by operating activities									896	3,729
Financing Activities
Dividends paid to stockholders									(2,769)	(2,540)
Net cash used in financing activities									(2,769)	(2,540)
Net Change in Cash and Cash Equivalents									(1,873)	1,189
Cash and Cash Equivalents, Beginning of Year				$ 4,644				$ 3,455	4,644	3,455
Cash and Cash Equivalents, End of Year	$ 2,771				$ 4,644				$ 2,771	$ 4,644